Financial Instruments and Financial Risk Management (Details) - Schedule of Fair Value of Financial Instruments - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member] | Safe Foods Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		$ 10	$ 53
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(6)	(43)
Sale of securities
Ending Balance		4	10
Realized gain (loss)
Level 1 [Member] | Tondo Smart Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		97	429
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		9	(55)
Sale of securities			(344)
Ending Balance		106	97
Realized gain (loss)			67
Level 1 [Member] | A.I Conversation Systems shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities		83	75
Transfer from (to) equity method		(43)
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(40)
Sale of securities			(103)
Ending Balance
Realized gain (loss)			28
Level 1 [Member] | Bubbles Intergroup Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		151
Purchase of securities			306
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(53)	(155)
Sale of securities
Ending Balance		98	151
Realized gain (loss)
Level 1 [Member] | Hydreight Technologies Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities		141
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(37)
Sale of securities
Ending Balance		104
Realized gain (loss)
Level 1 [Member] | SciSparc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		659	911
Purchase of securities		336	32
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		133	(15)
Sale of securities		(1,045)	(46)
Ending Balance		83	659
Realized gain (loss)			(223)
Level 1 [Member] | Maris-Tech Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		84
Purchase of securities			75
Transfer from (to) equity method
Transfer from Level 3 to Level 1			247
Net changes at fair value recognized through profit or loss		23	(238)
Sale of securities
Ending Balance		107	84
Realized gain (loss)
Level 1 [Member] | Automax Ltd warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		9
Purchase of securities			69
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(3)	(1)
Sale of securities			(60)
Ending Balance		6	9
Realized gain (loss)			1
Level 1 [Member] | Odysight.ai shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	[1]
Purchase of securities	[1]
Transfer from (to) equity method	[1]	5,774
Transfer from Level 3 to Level 1	[1]
Net changes at fair value recognized through profit or loss	[1]
Sale of securities	[1]	(5,774)
Ending Balance	[1]
Realized gain (loss)	[1]
Level 1 [Member] | Clearmind Medicine Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		594
Purchase of securities		3	1,512
Transfer from (to) equity method
Transfer from Level 3 to Level 1			291
Net changes at fair value recognized through profit or loss		(576)	(1,209)
Sale of securities
Ending Balance		21	594
Realized gain (loss)
Level 1 [Member] | Elbit Imaging Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		613
Purchase of securities
Transfer from (to) equity method			830
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		75	(217)
Sale of securities		(220)
Ending Balance		468	613
Realized gain (loss)
Level 1 [Member] | Automax Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		1,114	1,676
Purchase of securities			214
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(790)	(776)
Sale of securities
Ending Balance		324	1,114
Realized gain (loss)
Level 1 [Member] | Parazero shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities
Transfer from (to) equity method		3,372
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(1,936)
Sale of securities
Ending Balance		1,436
Realized gain (loss)
Level 1 [Member] | Elbit Medical Technologies Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities		20
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(8)
Sale of securities
Ending Balance		12
Realized gain (loss)
Level 1 [Member] | Total Financial Instrument [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		3,331	3,069
Purchase of securities		583	2,283
Transfer from (to) equity method		9,103	830
Transfer from Level 3 to Level 1			538
Net changes at fair value recognized through profit or loss		(3,209)	(2,709)
Sale of securities		(7,039)	(553)
Ending Balance		2,769	3,331
Realized gain (loss)			(127)
Level 3 [Member] | Total Financial Instrument [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		2,038	1,848
Purchase of securities		250	1,496
Transfer from (to) equity method			(633)
Transfer from Level 3 to Level 1			(546)
Net changes at fair value recognized through profit or loss		(154)	(127)
Ending Balance		1,170	2,038
SAFEs conversion		(964)
Level 3 [Member] | Maris- Tech Ltd shares and warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		13	303
Purchase of securities			25
Transfer from (to) equity method
Transfer from Level 3 to Level 1			(247)
Net changes at fair value recognized through profit or loss		(1)	(68)
Ending Balance		12	13
SAFEs conversion
Level 3 [Member] | Polyrizon warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		399	516
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(294)	(117)
Ending Balance		105	399
SAFEs conversion
Level 3 [Member] | Laminera shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance			126
Purchase of securities
Transfer from (to) equity method			(633)
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss			507
Ending Balance
SAFEs conversion
Level 3 [Member] | Gix Internet anti-dilution [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance			469
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss			(469)
Ending Balance
SAFEs conversion
Level 3 [Member] | Safe Foods Inc warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance			34
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss			(34)
Ending Balance
SAFEs conversion
Level 3 [Member] | Clearmind Medicine Inc warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		4
Purchase of securities			197
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		(1)	(193)
Ending Balance		3	4
SAFEs conversion
Level 3 [Member] | Clearmind Medicine Inc anti-dilution [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities			40
Transfer from (to) equity method
Transfer from Level 3 to Level 1			(299)
Net changes at fair value recognized through profit or loss			259
Ending Balance
SAFEs conversion
Level 3 [Member] | Safee shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		400	400
Purchase of securities
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss
Ending Balance		400	400
SAFEs conversion
Level 3 [Member] | Parazero SAFEs [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		520
Purchase of securities			520
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		130
Ending Balance			520
SAFEs conversion		(650)
Level 3 [Member] | Polyrizon SAFEs [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		302
Purchase of securities			314
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss		12	(12)
Ending Balance			302
SAFEs conversion		(314)
Level 3 [Member] | Colugo Systems Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		400
Purchase of securities			400
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss
Ending Balance		400	400
SAFEs conversion
Level 3 [Member] | Metagramm shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Purchase of securities		250
Transfer from (to) equity method
Transfer from Level 3 to Level 1
Net changes at fair value recognized through profit or loss
Ending Balance		250
SAFEs conversion
Level 3 [Member] | Loan to Revoltz [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		62	60
Loans granted to associates and others
Net changes at fair value recognized through profit or loss			2
Ending Balance		62	62
Loan conversion
Level 3 [Member] | Loan to A.I Conversations Systems [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		940
Loans granted to associates and others			853
Net changes at fair value recognized through profit or loss		(219)	87
Ending Balance			940
Loan conversion		(721)
Level 3 [Member] | Loan to Polyrizon [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Loans granted to associates and others		80
Net changes at fair value recognized through profit or loss		(2)
Ending Balance		78
Loan conversion
Level 3 [Member] | Loan to Zig Miami 54 [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Loans granted to associates and others		1,545
Net changes at fair value recognized through profit or loss
Ending Balance		1,545
Loan conversion
Level 3 [Member] | Total Financial Instrument One [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance		1,002	60
Loans granted to associates and others		1,625	853
Net changes at fair value recognized through profit or loss		(221)	89
Ending Balance		1,685	1,002
Loan conversion		(721)
Level 1 and Level 3 [Member] | Shares receivable [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Net changes at fair value recognized through profit or loss		(246)
Ending Balance		510
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		(181)
Level 1 and Level 3 [Member] | Total Financial Instrument Three [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Net changes at fair value recognized through profit or loss		(246)
Ending Balance		510
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		$ (181)

[1]	For more information, see note 4C.